Cover	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	000-51891
Entity Registrant Name	INTERNATIONAL STEM CELL CORPORATION
Entity Central Index Key	0001355790
Entity Tax Identification Number	20-4494098
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9745 Businesspark Ave
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92131
City Area Code	(760)
Local Phone Number	940-6383
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false